Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Beginning Balance	$ 164,813	$ 107,440	$ 109,735
Additions for tax positions related to current year	6,090	7,752	10,285
Additions for tax positions of prior years	14,989	55,136	10,719
Reductions for tax positions of prior years	(6,945)	(1,359)	(20,683)
Reductions for settlements	0	(1,856)	(4,266)
Reductions for expiration of statute of limitations	(6,251)	(5,005)	(437)
Effect of foreign currency translation - decrease	(27,008)
Effect of foreign currency translation - increase		2,705	2,087
Ending Balance	$ 145,688	$ 164,813	$ 107,440